FAIR VALUE MEASUREMENTS (Changes in fair value of Foreign Exchange Option) (Details) - Foreign exchange option [Member] - CNY (¥)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1,	¥ 0	¥ 846,718
Purchase of foreign exchange options		0
Cash Settlement		(516,012)
Change in fair value of foreign exchange options		(330,706)
Balance at December 31,		¥ 0